Long-term Incentive Plans (Details 9) - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Dates of grant or valuation	October 8, 2024	May 2, 2023 to January 31, 2024	March 1, 2022 to January 13, 2023
Risk free interest rates	3.03%
Volatilities	112.00%
Market prices of common shares on grant date	$ 0.145
Expected dividends	0.00%	0.00%	0.00%
Expected lives	3 years
Exercise prices	$ 0.14
Fair values of options on grant or valuation dates	$ 0.10
Share Purchase Options [member]
Statement [Line Items]
Dates of grant or valuation	April 25, 2024
Risk free interest rates	4.44%
Volatilities	99.00%
Market prices of common shares on grant date	$ 0.86
Expected dividends	0.00%
Expected lives	1 year 6 months
Exercise prices	$ 0.10
Fair values of options on grant or valuation dates	$ 0.77